BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Loss for the year	$ (21,266,945)	$ (2,928,742)	$ (3,723,784)
Working capital deficit	$ 8,885,585.71	$ (540,180)